Share Capital and Reserves (Details) - Schedule of estimated fair value of the component of the financial derivative in respect of a price protection mechanism	12 Months Ended
Dec. 31, 2022
Schedule of Estimated Fair Value of the Component of the Financial Derivative in Respect of a Price Protection Mechanism [Abstract]
Standard deviation	49.50%
Risk-free interest rate	1.53%
Probability for issuance	50.00%
Life span in years	6 months